Revenue (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Revenue [Abstract]
Schedule of revenue
	Timing of	Six months ended
	revenue recognition	30/06/2018	30/06/2019
		US$’000	US$’000

Merchandise revenue	Merchandise revenue recognized at a point in time	41,970	28,227
Marketplace revenue	Service revenue recognized at a point in time	2,154	2,660
Rental revenue	Rental revenue recognized over time	222	236

		44,346	31,123

		31/12/2016	31/12/2017	31/12/2018
	Timing of revenue recognition	US$’000	US$’000	US$’000
Merchandise revenue	Merchandise revenue recognized at a point in time	125,769	104,347	83,412
Marketplace revenue	Service revenue recognized at a point in time	2,234	3,056	4,498
Rental revenue	Short-term rental revenue recognized over time	—	336	469
		128,003	107,739	88,379

Schedule of trade receivables and contract liabilities
	Note	31/12/2017	31/12/2018
		US$’000	US$’000
Trade receivables	11	3,600	3,890
Contract liabilities	21	(3,426)	(4,297)